Prepayments and deposits (Tables)	6 Months Ended
Dec. 31, 2024
Current prepayments and current accrued income other than current contract assets [abstract]
Prepayments and deposits

	31 Dec 2024	30 Jun 2024
	US$'000	US$'000
Current assets
Security deposits	1,163	2,101
Prepayments	39,046	9,787

	40,209	11,888

Non-current assets
Security deposits	23,106	17,459

Total prepayments and other assets	63,315	29,347